Earnings per share (EPS)	12 Months Ended
Dec. 31, 2022
Earnings per share
Earnings per share (EPS)

12. Earnings per share (EPS)

Basic earnings available to ordinary shareholders per share is computed based on the weighted average number of ordinary shares outstanding during the period, net of weighted average number of treasury shares held during the period. The historical weighted average number of ordinary shares outstanding for the comparative periods were recalculated by using an exchange ratio.

The following table reflects the income data used in the basic and diluted EPS calculations:

	Years Ended December 31,
in €‘000	2020	2021	2022
Profit attributable to Class A shares owners	10,104	8,744	7,580
Profit attributable to Class B shares owners	5,141	3,825	3,311
Profit attributable to owners of the Company (basic and diluted)	15,245	12,569	10,891

Class A and Class B shareholders are entitled to dividends based on the nominal value of the ordinary shares. As the Class B shares have lower nominal value, the shares are entitled to 1/10 of the dividends attributable to Class A shares.

The following table reflects the share data used for the weighted-average number of Class B shares (basic and diluted):

	Years Ended December 31,
in thousands of shares	2020	2021	2022
Issued Class B shares at January 1	903,671	903,671	903,671
Weighted-average number of Class B shares at December 31 (basic and diluted)	903,671	903,671	903,671

The following table reflects the share data used for the weighted-average number of Class A shares (basic):

	Years Ended December 31,
in thousands of shares	2020	2021	2022
Issued Class A shares at January 1	177,627	177,627	206,572
Effect of Class A shares issued	—	7,890	222
Effect of share options exercised	—	19	—
Effect of treasury shares held	—	—	(246)
Effect of shares issued related to a business combination	—	1,133	—
Weighted-average number of Class A shares at December 31 (basic)	177,627	186,670	206,548

The following table reflects the share data used for the weighted-average number of Class A shares (diluted):

	Years Ended December 31,
in thousands of shares	2020	2021	2022
Weighted-average number of Class A shares at December 31 (basic)	177,627	186,670	206,548
Effect of RSU`s on issue	—	454	5,035
Effect of warrants	—	1,549	10,584
Weighted-average number of Class A shares at December 31 (diluted)	177,627	188,673	222,167

As of December 31, 2020, 1,185,658 restricted stock units (RSUs) were excluded from the diluted weighted-average number of ordinary shares calculation because they contain a condition that had not been met as of December 31, 2020.